Earnings per share - Earnings per share (Detail Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Securities potentially diluting basic EPS that were not included because the effect would have been antidilutive	€ 0	€ 9	€ 12